Cash and Cash Equivalents and Restricted Cash - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash on hand and at banks	$ 19,380	$ 78,458
Short-term deposits	35,113	4,377
Total cash and cash equivalents	$ 54,493	$ 82,835	$ 42,846	$ 41,300